Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments [Abstract]
Summary of derivative instruments

	2017	2016
Notional amount	$2,185	$2,280
Weighted average pay rate on interest-rate swaps	3.75%	3.74%
Weighted average receive rate on interest-rate swaps	1.52%	0.75%
Weighted average maturity (years)	2.1	3.1
Fair value of interest-rate swaps	$(56)	$(122)
Fair value of yield maintenance provisions	$56	$122